Neuberger Berman Advisers Management Trust® (“AMT Funds”)
Short Duration Bond Portfolio

Neuberger Berman Alternative Funds® (“Alternative Funds”)
Neuberger Berman Commodity Strategy Fund

Neuberger Berman Income Funds® (“Income Funds”)
Neuberger Berman Short Duration Bond Fund

Supplement to the Summary Prospectuses, Prospectuses and Statements of Additional Information of AMT Funds, Alternative Funds and Income Funds, each as amended and supplemented

The following change applies to the Summary Prospectuses, Prospectuses and Statements of Additional Information for each of Neuberger Berman Short Duration Bond Fund, Short Duration Bond Portfolio and Neuberger Berman Commodity Strategy Fund:

After a 39-year career in investment management, including 17 years with Neuberger Berman, Thomas Sontag, one of the Portfolio Managers to Neuberger Berman Short Duration Bond Fund, Short Duration Bond Portfolio and Neuberger Berman Commodity Strategy Fund has announced his decision to retire on or about December 31, 2021. As such, effective December 31, 2021, all references to Thomas Sontag in the Summary Prospectuses, Prospectuses and Statements of Additional Information for each of Neuberger Berman Short Duration Bond Fund, Short Duration Bond Portfolio and Neuberger Berman Commodity Strategy Fund are removed in their entirety.

Effective immediately, the “Portfolio Managers” section of the Summary Prospectuses and Prospectuses for each of Neuberger Berman Short Duration Bond Fund and Short Duration Bond Portfolio is deleted and replaced with the following, respectively:

Neuberger Berman Short Duration Bond Fund

Portfolio Managers
The Fund is managed by Thomas Sontag (Managing Director of the Manager), Michael Foster (Managing Director of the Manager), Matthew McGinnis (Senior Vice President of the Manager), Woolf Norman Milner (Managing Director of the Manager) and David M. Brown, CFA (Managing Director and Co-Head of Global Investment Grade Fixed Income of the Manager). Mr. Sontag has managed the Fund since 2006, and Mr. Foster has managed the Fund since 2008. Mr. McGinnis has managed the Fund since February 2017, Mr. Milner has managed the Fund since February 2020 and Mr. Brown has managed the Fund since May 2021.

Short Duration Bond Portfolio

Portfolio Managers
The Fund is managed by Thomas Sontag (Managing Director of the Manager), Michael Foster (Managing Director of the Manager), Matthew McGinnis (Senior Vice President of the Manager), Woolf Norman Milner (Managing Director of the Manager) and David M. Brown, CFA (Managing Director and Co-Head of Global Investment Grade Fixed Income of the Manager). Mr. Sontag has managed the Fund since 2006, and Mr. Foster has managed the Fund since 2008. Mr. McGinnis has managed the Fund since February 2017, Mr. Milner has managed the Fund since February 2020 and Mr. Brown has managed the Fund since May 2021.

Effective immediately, the “Management of the Funds - Portfolio Managers” section of the Prospectuses for Neuberger Berman Short Duration Bond Fund and the “Management of the Fund - Portfolio Managers” section of the Prospectus for Short Duration Bond Portfolio are deleted and replaced with the following, respectively:

Neuberger Berman Short Duration Bond Fund

Thomas Sontag is a Managing Director of the Manager. He has been a Portfolio Manager of the Fund since 2006 and has managed portfolios for the firm since 2004.

Michael Foster is a Managing Director of the Manager. He has been a Portfolio Manager of the Fund since 2008. Mr. Foster has been a portfolio manager at the firm since 2004.

Matthew McGinnis is a Senior Vice President of the Manager. Mr. McGinnis joined the firm in 2008 and has been a Portfolio Manager of the Fund since February 2017. Prior to being named co-portfolio manager of the Fund, Mr. McGinnis was a Senior Trader on the Enhanced Cash and Short Duration portfolio management teams.

Woolf Norman Milner is a Managing Director of the Manager. He has been a Portfolio Manager of the Fund since February 2020. Mr. Milner joined the firm in 2015. Previously he was a co-founder and portfolio manager at another asset management firm since 2008.

David M. Brown, CFA, is a Managing Director of the Manager. He re-joined the firm in January 2003 and is the Co-Head of Global Investment Grade Fixed Income. Mr. Brown has been a Portfolio Manager of the Fund since May 2021.

Short Duration Bond Portfolio

Thomas Sontag is a Managing Director of the Manager. He has been a Portfolio Manager of the Fund since 2006 and has managed portfolios for the firm since 2004.

Michael Foster is a Managing Director of the Manager. He has been a Portfolio Manager of the Fund since 2008. Mr. Foster has been a portfolio manager at the firm since 2004.

Matthew McGinnis is a Senior Vice President of the Manager. Mr. McGinnis joined the firm in 2008 and has been a Portfolio Manager of the Fund since February 2017. Prior to being named co-portfolio manager of the Fund, Mr. McGinnis was a Senior Trader on the Enhanced Cash and Short Duration portfolio management teams.

Woolf Norman Milner is a Managing Director of the Manager. He has been a Portfolio Manager of the Fund since February 2020. Mr. Milner joined the firm in 2015. Previously he was a co-founder and portfolio manager at another asset management firm since 2008.

David M. Brown, CFA, is a Managing Director of the Manager. He re-joined the firm in January 2003 and is the Co-Head of Global Investment Grade Fixed Income. Mr. Brown has been a Portfolio Manager of the Fund since May 2021.

Effective immediately, the “Portfolio Managers” section of the Summary Prospectus and Prospectus for Neuberger Berman Commodity Strategy Fund is deleted and replaced with the following:

Neuberger Berman Commodity Strategy Fund

Portfolio Managers
The Fund is managed by Hakan Kaya (Managing Director of the Manager), Thomas Sontag (Managing Director of the Manager), David Yi Wan (Senior Vice President of the Manager) and Michael Foster (Managing Director of the Manager). Messrs. Kaya and Sontag have managed the Fund since its inception in 2012, Mr. Wan has managed the Fund since February 2016 and Mr. Foster has managed the Fund since May 2021.

Effective immediately, the “Management of the Funds - Portfolio Managers” section of the Prospectus for Neuberger Berman Commodity Strategy Fund is deleted and replaced with the following:

Neuberger Berman Commodity Strategy Fund

Hakan Kaya, Ph.D., is a Managing Director of the Manager. He joined the firm in 2008 and is a Portfolio Manager with the Quantitative Investment Group. Prior to joining the firm, he was a consultant at another investment firm where he developed statistical relative value and directional models for commodities investments.

Thomas Sontag is a Managing Director of the Manager. He has managed fixed income portfolios for the Manager since 2004.

David Yi Wan is a Senior Vice President of the Manager. He joined the firm in 2001 and is a Portfolio Manager with the Quantitative Investment Group. Prior to joining the firm, he worked in Information Management at another investment firm.

Michael Foster is a Managing Director of the Manager. He has been a Portfolio Manager of the Fund since May 2021. Mr. Foster has been a portfolio manager at the firm since 2004.

The date of this supplement is May 18, 2021.

Please retain this supplement for future reference.

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